Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.90%	30.90%	28.30%
Effects of inflation over monetary assets	(4.30%)	(4.30%)	(3.60%)
Unrecognized (applied) tax loss carryforwards	(0.10%)	(0.10%)	(0.20%)
Employee benefits	(0.30%)	(0.30%)	(0.10%)
Tax rate change	0.40%	0.40%
Other	0.10%	0.10%	(0.30%)
Effective tax rate	26.70%	26.70%	24.10%
'Income before income taxes	$ 14,113,838	$ 12,115,741	$ 12,761,690
Income tax by applying the weighted average statutory rate	4,234,151	3,634,722	3,615,812
Effects of inflation over monetary assets	(237,688)	(403,499)	(454,352)
(Unrecognized) applied tax loss carryforwards	46,150	(2,160)	(28,028)
Employee benefits	(16,026)	(9,243)	(17,939)
Tax rate change	16,205	15,236
Other	70,437	5,246	(43,403)
Income tax	$ 4,113,229	$ 3,240,302	$ 3,072,090